DISAGGREGATION OF REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE － 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Sales at a single point in time
Equipment Sales	9,600	10,957
Services	973	1,306
	10,573	12,263
Sales over time
Rental	3,518	2,108

	14,091	14,371

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Six Months ended June 30,
	2024	2023
	$’000	$’000

Singapore	9,776	4,870
United Arab Emirates	1,503	2,594
Other countries(1)	2,812	6,907

	14,091	14,371

(1)	“Other Countries” means Maldives, Indonesia, Thailand, Vietnam, Philippines, and Australia.

NOTE－ 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Sales at a single point in time
Equipment Sales	24,695	32,202	26,095
Services	6,368	2,354	2,892
	31,063	34,556	28,987
Sales over time
Rental	4,953	3,803	4,419

Total sales	36,016	38,359	33,406

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Financial Years ended December 31,
	2023	2022	2021
	$’000	$’000	$’000

Singapore	17,430	15,811	13,884
Australia	6,737	9,056	10,064
Other countries	11,849	13,492	9,458

	36,016	38,359	33,406